Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
12. Commitments and Contingencies
a) Legal Proceedings, Regulatory Matters and Other Contingencies
From time to time, the Company may become involved in legal proceedings, regulatory matters or other contingencies in the ordinary course of its business. In its opinion, the Company is not presently involved in any legal proceeding, regulatory matter or other contingency that, if determined adversely to it, would individually or in the aggregate have a material adverse effect on its business, operating results, financial condition or cash flows.
b) Purchase Commitments
In the ordinary course of business, the Company enters into various purchase commitments primarily related to third-party cloud hosting, technology operations and data services. Total non-cancellable
purchase commitments as of March 31, 2022 were approximately $14.9 million expiring at various dates through 2025.

15. Commitments and Contingencies
a) Legal Proceedings, Regulatory Matters and Other Contingencies
From time to time, the Company may become involved in legal proceedings, regulatory matters or other contingencies in the ordinary course of its business. In its opinion, the Company is not presently involved in any legal proceeding, regulatory matter or other contingency that, if determined adversely to it, would individually or in the aggregate have a material adverse effect on its business, operating results, financial condition or cash flows.

b) Self-Insured Health Plan
On January 1, 2018, the Company began to self-insure all its domestic employees for losses and liabilities related to health benefits. Prior to 2018, the Company had obtained health insurance for its employees through a third-party provider and had not self-insured for losses and liabilities related to health benefits. The Company’s accrued health benefits liability was $1.2 million and $1.5 million as of December 31, 2021 and 2020, respectively. All of the Company’s international subsidiaries obtained health insurance for its employees through a third-party provider and did not self-insure for such losses for the years ended December 31, 2021 and 2020.
c) Purchase Commitments
In the ordinary course of business, the Company enters into various purchase commitments primarily related to third-party cloud hosting, technology operations and data services. Total non-cancellable
purchase commitments as of December 31, 2021 were approximately $15.7 million expiring at various dates through 2026.